STOCK PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

At March 31, 2025, there were 7,290,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan through March 31, 2025:

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2023	2,585,000	$1.23
Granted	50,000	3.00
Canceled	-	-
Forfeited	(50,000)	-
Exercised	(170,000)	1.24
Options outstanding – December 31, 2024	2,415,000	$1.27
Granted	-
Canceled	-
Forfeited	-
Exercised	-
Options outstanding – March 31, 2025	2,415,000	$1.27

At December 31, 2024, there were 7,290,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan through December 31, 2024:

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2022	2,360,000	$1.00
Granted	300,000	3.00
Canceled	-
Forfeited	(75,000)	1.00
Exercised	-
Options outstanding – December 31, 2023	2,585,000	$1.23
Granted	50,000	3.00
Canceled	-	-
Forfeited	(50,000)	-
Exercised	(170,000)	1.24
Options outstanding – December 31, 2024	2,415,000	$1.27

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of March 31, 2025 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at March 31, 2025
$1.00	2,135,000	6.7 Years	2,079,444
3.00	280,000	2.7 Years	280,000
	2,415,000		2,359,444

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2024 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2024
$1.00	2,135,000	7.0 Years	2,037,778
3.00	280,000	3.0 years	280,000
	2,415,000		2,317,778

SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS

The fair value of each option grant was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00

The fair value of each option grant was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00

The fair value of each option grant was estimated on the date of grant to be $1.17 -$2.11 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2023:

Risk-free interest rates	2.85%
Expected life in years	1.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$3.00